GOODWILL	12 Months Ended
Dec. 31, 2018
Goodwill Disclosure [Abstract]
GOODWILL
10.	GOODWILL

	As of December 31,
	2017	2018
	US$	US$

Gross amount	327,895,884	327,895,884
Less: Accumulated impairment	(218,955,451)	(327,895,884)
	108,940,433	-

The changes in the goodwill balance for the years ended December 31, 2017 and 2018 are as follows:

US$

Balance as of January 1, 2017	221,337,157
Foreign currency translation adjustment	14,856,086
Impairment	(127,252,810)
Balance as of December 31, 2017	108,940,433

Foreign currency translation adjustment	(3,122,082)
Impairment	(105,818,351)
Balance as of December 31, 2018	-

The Group has one reporting unit and applies discounted cash flows for its impairment test as of December 31 of each year. The Group recorded an impairment loss of $ nil, $127,252,810 and $105,818,351 for the years ended December 31, 2016, 2017 and 2018, respectively.